                                                            FILE NOS. 333-09965
                                                                       811-7767

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                      FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 3

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 6

                              SEPARATE ACCOUNT KG OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             (Exact Name of Registrant)

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                (Name of Depositor)
                                 440 Lincoln Street
                                Worcester, MA 01653
                (Address of Depositor's Principal Executive Offices)
                                   (508) 855-1000
                (Depositor's Telephone Number, including Area Code)

                    Abigail M. Armstrong, Secretary and Counsel
               Allmerica Financial Life Insurance and Annuity Company
                                 440 Lincoln Street
                                Worcester, MA 01653
                 (Name and Address of Agent for Service of Process)

          It is proposed that this filing will become effective:

          __X__  immediately upon filing pursuant to paragraph (b) of Rule 485
          _____  on (date) pursuant to paragraph (b) of Rule 485
          _____  60 days after filing pursuant to paragraph (a) (1) of Rule 485
          _____  on (date) pursuant to paragraph (a) (1) of Rule 485
          _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                             VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 was filed on or before March 30, 1998.

This Post-Effective Amendment No. 3 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus of Separate Account KG of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1998 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment
No. 2 on April 30, 1998 and is incorporated by reference herein.

              CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                            ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
1 ................. Cover Page

2 ................. Special Terms

3 ................. Summary;  Annual and Transaction Expenses

4 ................. Condensed Financial Information;  Performance Information

5 ................. Description of the Company, the Variable Account, Investors
                    Fund Series and Scudder Variable Life Insurance Fund

6 ................. Charges and Deductions

7 ................. Description of the Contract

8 ................. Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Option; Annuity Benefit Payments

9 ................. Death Benefit

10 ................ Payments;  Computation of Values;  Distribution

11 ................ Surrender;  Withdrawals; Charge for Surrender and
                    Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12 ................ Federal Tax Considerations

13 ................ Legal Matters

14 ................ Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------

15 ................ Cover Page

16 ................ Table of Contents

17 ................ General Information and History

18 ................ Services

19 ................ Underwriters

20 ................ Underwriters

21 ................ Performance Information

22 ................ Annuity Benefit Payments

23 ................ Financial Statements

                                SEPARATE ACCOUNT KG
                                KEMPER GATEWAY ELITE
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                     SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

                                        ***

Effective December 29, 1998, an optional Minimum Guaranteed Annuity Payout Rider will be available under the Contract.* The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.


*Please note, the Minimum Guaranteed Annuity Payout Rider is not available in all states.

Under "5. Expenses" on page P-3 of the Profile, the following is inserted at the end of the first paragraph:

     In addition, if you elect an optional Minimum Guaranteed Annuity Payout Rider, we will deduct a charge against the accumulated value of your contract at an annual rate of 0.25% for a rider with a ten-year waiting period and at an annual rate of 0.15% for a rider with a fifteen-year waiting period.

Under "5. Expenses" on page P-4 of the Profile, the following is inserted at the end of the second paragraph:

     The following chart does not reflect the optional Minimum Guaranteed Annuity Payout Rider which, if elected, would increase expenses.

Under "8. Performance" on page P-6 of the Profile, the following is inserted at the end of the sentence at the top of the page:

     The following chart does not reflect the optional Minimum Guaranteed Annuity Payout Rider which, if elected, would reduce performance.

Under "10. Other Information" on page P-7 of the Profile, the following is inserted above "Free Look Period:"

     OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER: This optional rider is available for a separate monthly charge. This rider guarantees you a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each contract anniversary a minimum guaranteed annuity payout benefit base is determined. This minimum guaranteed annuity payout benefit base is the value that will be annuitized should you exercise the rider. Annuitization under this rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract. The minimum guaranteed annuity payout benefit base is equal to the greatest of:

     (a) the accumulated value increased by any positive market value adjustment (the "accumulated value"); or
     (b) accumulated value on the effective date of the rider compounded daily at an annual rate of 5% plus gross payments made thereafter compounded daily at an annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or
     (c) the highest accumulated value of all contract anniversaries since the rider effective date, as determined after the accumulated value of each contract anniversary is increased for subsequent payments and decreased proportionately for subsequent withdrawals.

In the Table of Contents on page 4 of the Prospectus, the following is changed:

     Under DESCRIPTION OF THE CONTRACT:
     "M. Optional Minimum Guaranteed Annuity Payout Rider" is added
     "M. NORRIS Decision" is changed to "N. NORRIS Decision"
     "N. Computation of Values" is changed to "O. Computation of Values"

     Under CHARGES AND DEDUCTIONS:
     "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" is added "C. Premium Taxes" is changed to "D. Premium Taxes"
     "D. Contingent Deferred Sales Charge" is changed to "E. Contingent Deferred Sales Charge"
     "E. Transfer Charge" is changed to "F. Transfer Charge"

In the Summary on page 9 of the Prospectus, the following is added to the end of the section entitled "What Happens In the Annuity Payout Phase?":

     An optional Minimum Guaranteed Annuity Payout Rider is available for a separate monthly charge. See "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT." If elected, the rider guarantees the Annuitant a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment (the "Accumulated Value"); or
     (b) Accumulated Value on the effective date of the Rider compounded daily at an annual rate of 5% plus gross payments made thereafter compounded daily at an annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or
     (c) the highest Accumulated Value of all Contract anniversaries since the Rider effective date, as determined after the Accumulated Value of each Contract anniversary is increased for subsequent payments and decreased proportionately for subsequent withdrawals.

     For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value determined immediately prior to the withdrawal by the following fraction:

                              amount of the withdrawal
                              ------------------------
       the Accumulated Value determined immediately prior to the withdrawal.

In the Summary on page 13 of the Prospectus, the following is added between the fifth and sixth paragraphs of the section entitled "What Charges Will I Incur Under My Contract?":

     Subject to state availability, the Company offers the following Rider that may be elected by the Owner. A separate monthly charge is made for the Rider which is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month and on the date the Rider is terminated by 1/12th of the following annual percentage rates:

          Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period..........0.25%
          Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period......0.15%

     For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under "CHARGES AND DEDUCTIONS," and "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT."

Under "ANNUAL AND TRANSACTION EXPENSES" on page 15 of the Prospectus, after "Contract Fee," the following is inserted:

     OPTIONAL RIDER CHARGES:
     (on an annual basis as a percentage of Accumulated Value)
     Optional Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:        0.25%*
     Optional Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period:    0.15%*

Under "ANNUAL AND TRANSACTION EXPENSES" on page 15 of the Prospectus, below "Total Asset Charge," the following is inserted:

     *if the rider is elected, this annual charge is deducted on a monthly basis at the end of each month within which the rider was in effect.

Under "ANNUAL AND TRANSACTION EXPENSES" on page 18 of the Prospectus, table (1) is renamed table (1)(a) and the following table is inserted following table
(1)(a):

     (1)(b) If, at the end of the applicable time period, you surrender the Contract or annuitize* under a commutable period certain option or a non-commutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   ------    -------    -------    --------
     Kemper-Dreman Financial Services                $88       $128       $169       $298
     Kemper Small Cap Growth                         $85       $120       $155       $270
     Kemper Small Cap Value                          $86       $124       $162       $283
     Kemper-Dreman High Return Equity                $87       $124       $163       $286
     Kemper International                            $87       $126       $165       $290
     Kemper International Growth and Income          $89       $132       $175       $310
     Kemper Global Blue Chip                         $93       $144       $196       $352
     Kemper Growth                                   $84       $118       $152       $264
     Kemper Contrarian                               $86       $122       $160       $279
     Kemper Blue Chip                                $87       $127       $167       $294
     Kemper Value + Growth                           $86       $124       $162       $283
     Kemper Horizon 20+                              $87       $126       $166       $292
     Kemper Total Return                             $84       $117       $150       $259
     Kemper Horizon 10+                              $86       $123       $161       $282
     Kemper High Yield                               $84       $118       $152       $264
     Kemper Horizon 5                                $87       $127       $168       $296
     Kemper Global Income                            $88       $130       $172       $304
     Kemper Investment Grade Bond                    $86       $122       $160       $279
     Kemper Government Securities                    $84       $118       $152       $263
     Kemper Money market                             $84       $115       $148       $254
     Scudder VLIF International                      $88       $128       $169       $299
     Scudder VLIF Global Discovery                   $92       $142       $193       $346
     Scudder VLIF Capital Growth                     $83       $114       $146       $250
     Scudder VLIF Growth and Income                  $84       $116       $149       $257

Under "ANNUAL AND TRANSACTION EXPENSES" on page 19 of the Prospectus, table (2) is renamed table (2)(a) and the following table is inserted following table
(2)(a):

     (2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a non-commutable period certain option of ten years or longer, or if you do not surrender or annuitize the Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:

                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   ------    -------    -------    --------
     Kemper-Dreman Financial Services                $27       $82        $140       $298
     Kemper Small Cap Growth                         $24       $74        $126       $270
     Kemper Small Cap Value                          $25       $78        $133       $283
     Kemper-Dreman High Return Equity                $26       $79        $134       $286

     Kemper International                            $26       $80        $136       $290
     Kemper International Growth and Income          $28       $86        $147       $310
     Kemper Global Blue Chip                         $33       $99        $168       $352
     Kemper Growth                                   $23       $72        $123       $264
     Kemper Contrarian                               $25       $77        $131       $279
     Kemper Blue Chip                                $26       $81        $138       $294
     Kemper Value + Growth                           $25       $78        $133       $283
     Kemper Horizon 20+                              $26       $80        $137       $292
     Kemper Total Return                             $23       $71        $121       $259
     Kemper Horizon 10+                              $25       $77        $132       $282
     Kemper High Yield                               $23       $72        $123       $264
     Kemper Horizon 5                                $27       $82        $139       $296
     Kemper Global Income                            $27       $84        $143       $304
     Kemper Investment Grade Bond                    $25       $77        $131       $279
     Kemper Government Securities                    $23       $72        $123       $263
     Kemper Money market                             $22       $69        $118       $254
     Scudder VLIF International                      $27       $83        $141       $299
     Scudder VLIF Global Discovery                   $32       $97        $165       $346
     Scudder VLIF Capital Growth                     $22       $68        $116       $250
     Scudder VLIF Growth and Income                  $23       $70        $120       $257

     (1) If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.

Under "PERFORMANCE INFORMATION" on page 24 of the Prospectus, between the second and third sentences of the paragraph at the top of the page, the following is inserted:

     The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider charge.

Under "PERFORMANCE INFORMATION" on page 25 of the Prospectus, at the end of the sentence at the top of the page, the following is inserted:

     In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

Under "J. Electing the Form of Annuity and the Annuity Date" on page 45 of the Prospectus, the following is inserted above "K. Description of Variable Annuity Payout Options:"

     If the Owner exercises the Minimum Guaranteed Annuity Payout Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

Under "L. Annuity Benefit Payments" on page 48 of the Prospectus, the following is inserted above "M. NORRIS Decision:"

     If the Owner elects the Minimum Guaranteed Annuity Payout Rider, at annuitization the income provided under the Contract by applying the Accumulated Value to the current annuity factors is compared to the income provided under the Rider by applying the Minimum Guaranteed Annuity Payout Benefit Base to the guaranteed annuity factors. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout Rider" below.

On pages 48 and 49 of the Prospectus, "M. NORRIS Decision" is renamed "N. NORRIS Decision," "N. Computation of Values" is renamed "O. Computation of Values" and the following is inserted:

     M. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER

     An optional Minimum Guaranteed Annuity Payout Rider is available for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized if the Rider is exercised. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment (the "Accumulated Value"); or
     (b) Accumulated Value on the effective date of the Rider compounded daily at an annual rate of 5% plus gross payments made thereafter compounded daily at an annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or
     (c) the highest Accumulated Value of all Contract anniversaries since the Rider effective date, as determined after the Accumulated Value of each Contract anniversary is increased for subsequent payments and decreased proportionately for subsequent withdrawals.

     For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value determined immediately prior to the withdrawal by the following fraction:

                              amount of the withdrawal
                              ------------------------
        the Accumulated Value determined immediately prior to the withdrawal

     CONDITIONS OF ELECTION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

     -The Owner may elect the Minimum Guaranteed Annuity Payout Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

     -The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

     CONDITIONS OF EXERCISE OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

     -The Owner may only exercise the Minimum Guaranteed Annuity Payout Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

     -The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

     -The Owner may only annuitize at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

     TERMINATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

     -The Owner may not terminate the Minimum Guaranteed Annuity Payout Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs on or within thirty days after a Contract anniversary and in conjunction with the purchase of a Minimum Guaranteed Annuity Payout Rider with a waiting period of equal or greater length at its then current price, if available.

     -After the seventh Contract anniversary from the effective date of the Rider the Owner may terminate the Rider at any time.

     -The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

     - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

     -The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see "DESCRIPTION OF THE CONTRACT").

     From time to time the Company may illustrate minimum guaranteed income amounts under the Minimum Guaranteed Annuity Payout Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and Minimum Guaranteed Annuity Payout Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

     For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Minimum Guaranteed Annuity Payout Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


                                                            Minimum
                    Contract              Minimum          Guaranteed
                   Anniversary           Guaranteed          Annual
                   at Exercise          Benefit Base       Income (1)
                   -----------          ------------       ----------
                       10                 $162,889           $12,153
                       15                 $207,892           $17,695

     (1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed For 10 Years are available. See "K. Description of Variable Annuity Payout Options."

     The Minimum Guaranteed Annuity Payout Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of

     Accumulated Value at current annuity factors. Therefore, the Rider should be regarded as a safety net. As described above, withdrawals will reduce the Benefit Base.

Under "CHARGES AND DEDUCTIONS" on page 52 of the Prospectus, "C. Premium Taxes" is renamed "D. Premium Taxes," "D. Contingent Deferred Sales Charge" is renamed "E. Contingent Deferred Sales Charge" and the following is inserted:

     C. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT CHARGE

     Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 1/12th of an annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

     The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

          Minimum Guaranteed Annuity Payout Rider with ten-year waiting period.........0.25%
          Minimum Guaranteed Annuity Payout Rider with fifteen-year waiting period.....0.15%

     For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT," above.

After the section entitled "LEGAL MATTERS" on page 70 of the Prospectus, the following is inserted:

                               YEAR 2000 COMPLIANCE

     The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

     Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.

     The Company has initiated formal communications with all of its significant suppliers and large customers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the impact of a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have
     material adverse effect on the Company.   The Company does not believe
     that it has material exposure to contingencies related to the Year 2000 Issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

     The Company will utilize both internal and external resources to reprogram or replace, and test both information technology and embedded
     technology systems for Year 2000 modifications.   The Company plans to
     complete the mission critical elements of the Year 2000 by December 31, 1998. The cost of the Year 2000 project will be expensed as incurred over the next two years and is being funded primarily through a reallocation of resources from discretionary projects. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. Through September 30, 1998, the Company and its subsidiaries and affiliates have incurred and expensed approximately $47 million related to the assessment of, and preliminary efforts in connection with, the project and the development of a remediation plan. The total remaining cost of the project is estimated at between $30-40 million.

     The costs of the project and the date on which the Company plans to complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events including the continued availability of certain resources, third party modification plans and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

Supplement dated December 29, 1998.

                             PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and are incorporated by reference herein.

          Financial Statements Included in Part C
          None

   (B)    EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's initial Registration Statement and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3 (a)  Wholesaling Agreement was previously filed on
                         August 9, 1996 in Registrant's initial Registration Statement and is incorporated by reference herein.

                    (b) Underwriting and Administrative Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

                    (c) Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and are incorporated by reference herein.

                    (d) Sales Agreement with Chase was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

                    (e) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.


                    (f) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

                    (g) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

                    (h) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.


     EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider is filed herewith. Policy Form was previously filed on August 9, 1996 in initial Registration Statement and is incorporated by reference herein.

     EXHIBIT 5 Application Form was previously filed on August 9, 1996 in initial Registration Statement and is incorporated by reference herein.

     EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's initial Registration Statement and are incorporated by reference herein.

     EXHIBIT 7      Not Applicable.

     EXHIBIT 8      (a)  BFDS Agreements for lockbox and mailroom services were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and are incorporated by reference herein.

                    (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

     EXHIBIT 9     Opinion of Counsel is filed herewith.

     EXHIBIT 10    Consent of Independent Accountants is filed herewith.

     EXHIBIT 11     None.

     EXHIBIT 12     None.

     EXHIBIT 13     Not Applicable.

     EXHIBIT 14     Not Applicable.

     EXHIBIT 15     (a)  Participation Agreement with Kemper was previously
                         filed on November 6, 1996 in Pre-Effective Amendment No. 1 and is incorporated by reference herein.

                    (b) Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

     ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                  DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

     NAME AND POSITION                         PRINCIPAL OCCUPATION(S) DURING
       WITH COMPANY                                   PAST FIVE YEARS
       ------------                                   ---------------
Bruce C. Anderson                       Director of First Allmerica since 1996;
 Director                                Vice President, First Allmerica since 1984

Abigail M. Armstrong                    Secretary of First Allmerica since 1996; Counsel,
 Secretary and Counsel                   First Allmerica since 1991

Warren E. Barnes                        Vice President and Corporate Controller of First
 Vice President and Corporate            Allmerica since 1998; Vice President and Co-Controller,
 Controller                              First Allmerica 1997; Vice President and Assistant
                                         Controller, First Allmerica 1996 to 1997; Assistant
                                         Vice President and Assistant Controller, First Allmerica
                                         1995 to 1996; Assistant Vice President Corporate
                                         Accounting and Reporting, First Allmerica 1993 to 1995

Robert E. Bruce                         Director and Chief Information Officer of First
 Director and Chief Information          Allmerica since 1997;  Vice President of First
 Officer                                 Allmerica since 1995;  Corporate Manager, Digital
                                         Equipment Corporation 1979 to 1995

John P. Kavanaugh                       Director and Chief Investment Officer of First
 Director, Vice President                Allmerica since 1996; Vice President, First
 and Chief Investment Officer            Allmerica since 1991

John F. Kelly                           Director of First Allmerica since 1996; Senior Vice
 Director, Vice President and            President, First Allmerica since 1986; General Counsel,
 General Counsel                         First Allmerica since 1981; Assistant Secretary, First
                                         Allmerica since 1991

J. Barry May                            Director of First Allmerica since 1996; Director and
 Director                                President, The Hanover Insurance Company since 1996;
                                         Vice President, The Hanover Insurance Company, 1993
                                         to 1996;  General Manager, The Hanover Insurance
                                         Company 1989 to 1993


James R. McAuliffe                      Director of First Allmerica since 1996; Director of
 Director                                Citizens Insurance Company of America since 1992,
                                         President since 1994, and CEO since 1996; Vice President,
                                         First Allmerica 1982 to 1994; Chief Investment Officer,
                                         First Allmerica 1986 to 1994

John F. O'Brien                         Director, Chairman of the Board, President and Chief Executive
 Director, Chairman of the Board,        Officer, First Allmerica since 1989
 President and Chief Executive Officer

Edward J. Parry, III                    Director and Chief Financial Officer of First Allmerica since
 Director, Vice President,               1996; Vice President and Treasurer, First Allmerica since 1993;
 Chief Financial Officer and Treasurer   Assistant Vice President 1992 to 1993

Richard M. Reilly                       Director of First Allmerica since 1996; Vice President, First
 Director and Vice President             Allmerica since 1990; Director, Allmerica Investments, Inc.
                                         since 1990; Director and President, Allmerica Financial Investment
                                         Management Services, Inc. since 1990

Robert P. Restrepo, Jr.                 Chief Executive Officer of Travelers Property & Casualty Company
 Director                                1996-1998; Senior Vice President of Aetna Life & Casualty Company
                                         1993-1996

Eric A. Simonsen                        Director of First Allmerica since 1996; Vice President, First Allmerica
 Director and Vice President             since 1990; Chief Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                        Director of First Allmerica since 1996; Vice President, First Allmerica
 Director and Vice President             since 1987

     ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

        See attached organization chart.

                                Allmerica Financial Corporation

                                            Delaware
     |               |                  |                  |              |            |              |
______________________________________________________________________________________________________________
 Financial          100%               100%               100%           100%         100%           100%
Profiles, Inc.  Allmerica, Inc.      Allmerica       First Allmerica  AFC Capital   Allmerica   First Sterling
                                   Funding Corp.     Financial Life    Trust I      Services        Limited
                                                       Insurance                   Corporation
                                                        Company

 California     Massachusetts       Massachusetts     Massachusetts    Delaware    Massachusetts    Bermuda
                                                            |                                    |
30%                                                   _________________                    _____________
                                                            |                                    |
                                                           100%                                 100%
                                                           SMA                            First Sterling
                                                      Financial Corp.                      Reinsurance
                                                                                             Company
                                                                                             Limited

                                                             Massachusetts                    Bermuda
                                                                     |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
         70%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,           Financial        Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.                Investment       Insurance and
  Companies, Inc.                                                                       Management      Annuity Company
                                                                                      Services, Inc.

                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
         |                  |                   |                    |                                        |
       100%                100%                100%                 100%                                     100%
        APC             The Hanover          Allmerica           Citizens                                 Somerset
   Funding Corp.         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                 100%               100%                 100%                 82.5%               100%
     Allmerica            Allmerica         The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial              Plus             American            Insurance            Corporation        Bay Insurance
      Benefit             Insurance          Insurance           Management                                 Company
     Insurance          Agency, Inc.          Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan

                                Allmerica Financial Corporation

                                            Delaware
     |                    |                     |                   |             |           |               |
_______________________________________________________________________________________________________________________
  Financial              100%                  100%               100%           100%        100%            100%
Profiles, Inc.     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                                          Funding Corp.      Financial Life    Trust I      Services        Limited
                                                                Insurance                  Corporation
                                                                 Company

 California         Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts     Bermuda
                                                      |                                          |

_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                 --------------  Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica               Allmerica
     Alliance                                                 Investment Trust          Securities
     Insurance                                                                             Trust
      Company
                                                               Massachusetts           Massachusetts
   New Hampshire       Massachusetts
                             |
                      _______________
                             |
                           100%                               --------------  Affiliated Management Investment Companies
                          Lloyds
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                              --------------  Affiliated Lloyd's plan company, controlled by
                                                                              Underwriters for the benefit of The Hanover
                                                                              Insurance Company

                                                                                          AAM              AAM
                                                                                       Growth &            High
                                                                                      Income Fund       Yield Fund,
                                                                                          L.P.            L.L.C.

                                                                                        Delaware       Massachusetts

                                                              --------------  L.P. or L.L.C. established for the benefit of
                                                                              First Allmerica, Allmerica
                                                                              Financial Life, Hanover and
                                                                              Citizens



              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

     NAME                              ADDRESS                       TYPE OF BUSINESS
     ----                              -------                       ----------------
AAM Equity Fund                     440 Lincoln Street         Massachusetts Grantor Trust
                                    Worcester MA 01653

AAM Growth & Income Fund, L.P.      440 Lincoln Street         Limited Partnership
                                    Worcester MA 01653

AFC Capital Trust I                 440 Lincoln Street         Statutory Business Trust
                                    Worcester MA 01653

Allmerica Asset Management Limited  440 Lincoln Street         Investment advisory services
                                    Worcester MA 01653

Allmerica Asset Management, Inc.    440 Lincoln Street         Investment advisory services
                                    Worcester MA 01653

Allmerica Benefits, Inc.            440 Lincoln Street         Non-insurance medical services
                                    Worcester MA 01653

Allmerica Equity Index Pool         440 Lincoln Street         Massachusetts Grantor Trust
                                    Worcester MA 01653

Allmerica Financial Alliance        100 North Parkway          Multi-line property and
 Insurance Company                  Worcester MA 01605         casualty insurance

Allmerica Financial Benefit         100 North Parkway          Multi-line property and
Insurance Company                   Worcester MA 01605         casualty insurance

Allmerica Financial Corporation     440 Lincoln Street         Holding Company
                                    Worcester MA 01653


Allmerica Financial Insurance       440 Lincoln Street         Insurance Broker
Brokers, Inc.                       Worcester MA 01653


Allmerica Financial Life Insurance  440 Lincoln Street         Life insurance, accident and
and Annuity Company (formerly known Worcester MA 01653         health insurance, annuities,
as SMA Life Assurance Company)                                 variable annuities and variable
                                                               life insurance

Allmerica Financial Services        440 Lincoln Street         Insurance Agency
Insurance Agency, Inc.              Worcester MA 01653

Allmerica Funding Corp.             440 Lincoln Street         Special purpose funding vehicle
                                    Worcester MA 01653         for commercial paper




Allmerica, Inc.                     440 Lincoln Street         Common employer for Allmerica
                                    Worcester MA 01653         Financial Corporation entities

Allmerica Financial Investment      440 Lincoln Street         Investment advisory services
Management Services, Inc.           Worcester MA 01653
(formerly known as Allmerica
Institutional Services, Inc. and 440
Financial Group of Worcester, Inc.)

Allmerica Investment Management     440 Lincoln Street         Investment advisory services
Company, Inc.                       Worcester MA 01653

Allmerica Investments, Inc.         440 Lincoln Street         Securities, retail broker-dealer
                                    Worcester MA 01653


Allmerica Investment Trust          440 Lincoln Street         Investment Company
                                    Worcester MA 01653

Allmerica Plus Insurance Agency,    440 Lincoln Street         Insurance Agency
Inc.                                Worcester MA 01653

Allmerica Property & Casualty       440 Lincoln Street         Holding Company
Companies, Inc.                     Worcester MA 01653

Allmerica Securities Trust          440 Lincoln Street         Investment Company
                                    Worcester MA 01653

Allmerica Services Corporation      440 Lincoln Street         Internal administrative
                                    Worcester MA 01653         services provider to
                                                               Allmerica Financial
                                                               Corporation entities

Allmerica Trust Company, N.A.       440 Lincoln Street         Limited purpose national
                                    Worcester MA 01653         trust company

AMGRO, Inc.                         100 North Parkway          Premium financing
                                    Worcester MA 01605




Citizens Corporation                440 Lincoln Street         Holding Company
                                    Worcester MA 01653


Citizens Insurance Company of       645 West Grand River       Multi-line property
America                             Howell MI 48843            and casualty insurance

Citizens Insurance Company of       333 Pierce Road            Multi-line property
Illinois                            Itasca IL 60143            and casualty insurance

Citizens Insurance Company of       3950 Priority Way          Multi-line property
the Midwest                         South Drive, Suite 200     and casualty insurance
                                    Indianapolis IN 46280

Citizens Insurance Company of       8101 N. High Street        Multi-line property
Ohio                                P.O. Box 342250            and casualty insurance
                                    Columbus OH 43234

Citizens Management, Inc.           645 West Grand River       Services management company
                                    Howell MI 48843

Financial Profiles                  5421 Avenida Encinas       Computer software company
                                    Carlsbad, CA  92008


First Allmerica Financial Life      440 Lincoln Street         Life, pension, annuity, accident
Insurance Company (formerly State   Worcester MA 01653         and health insurance company
Mutual Life Assurance Company of
America)

First Sterling Limited              440 Lincoln Street         Holding Company
                                    Worcester MA 01653

First Sterling Reinsurance Company  440 Lincoln Street         Reinsurance Company
Limited                             Worcester MA 01653

Greendale Special Placements Fund   440 Lincoln Street         Massachusetts Grantor Trust
                                    Worcester MA 01653

The Hanover American Insurance      100 North Parkway          Multi-line property
Company                             Worcester MA 01605         and casualty insurance

The Hanover Insurance Company       100 North Parkway          Multi-line property
                                    Worcester MA 01605         and casualty insurance

Hanover Texas Insurance Management  801 East Campbell Road     Attorney-in-fact for Hanover
Company, Inc.                       Richardson TX 75081        Lloyd's Insurance Company

Hanover Lloyd's Insurance Company   801 East Campbell Road     Multi-line property
                                    Richardson TX 75081        and casualty insurance




Lloyds Credit Corporation           440 Lincoln Street         Premium financing service franchises
                                    Worcester MA 01653




Massachusetts Bay Insurance Company 100 North Parkway          Multi-line property
                                    Worcester MA 01605         and casualty insurance


SMA Financial Corp.                 440 Lincoln Street         Holding Company
                                    Worcester MA 01653


Somerset Square, Inc.               440 Lincoln Street         Real estate holding company
                                    Worcester MA 01653

Sterling Risk Management            440 Lincoln Street         Risk management services
Services, Inc.                      Worcester MA 01653



ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of October 30, 1998, the Variable Account had 4,425 Qualified Contract Owners and 12,365 Non-Qualified contract Owners.


ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:


       - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

       - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

       -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

        NAME                  POSITION OR OFFICE WITH UNDERWRITER
        ----                  -----------------------------------
     Abigail M. Armstrong     Secretary and Counsel

     Emil J. Aberizk, Jr.     Vice President

     Edward T. Berger         Vice President and Chief Compliance Officer

     Richard F. Betzler, Jr.  Vice  President




     Thomas P. Cunningham     Vice President, Chief Financial Officer and
                              Controller

     Philip L. Heffernan      Vice President

     John F. Kelly            Director

     Daniel Mastrototaro      Vice President

     William F. Monroe, Jr.   Vice President

     David J. Mueller         Vice President

     John F. O'Brien          Director

     Stephen Parker           President, Director and Chief Executive Officer

     Edward J. Parry, III     Treasurer

     Richard M. Reilly        Director

     Eric A. Simonsen         Director

     Mark G. Steinberg        Senior Vice President

     ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.


     ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.


     ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


     ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 1st day of December, 1998.

                               SEPARATE ACCOUNT KG OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                         By:  /s/ Abigail M. Armstrong
                             ----------------------------------
                             Abigail M. Armstrong, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

 Signatures                       Title                                     Date
 ----------                       -----                                     ----

 /s/ John F. O'Brien              Director and Chairman of                  December 1, 1998
------------------------          the Board
 John F. O'Brien

 /s/ Bruce C. Anderson            Director
------------------------
 Bruce C. Anderson

 /s/ Warren E. Barnes             Vice President and Corporate Controller
------------------------
 Warren E. Barnes

 /s/ Robert E. Bruce              Director and Chief Information Officer
------------------------
 Robert E. Bruce

 /s/ John P. Kavanaugh            Director, Vice President and
------------------------          Chief Investment Officer
 John P. Kavanaugh

 /s/ John F. Kelly                Director, Vice President and
------------------------          General Counsel
 John F. Kelly

 /s/ J. Barry May                 Director
------------------------
J. Barry May

 /s/ James R. McAuliffe           Director
------------------------
 James R. McAuliffe

 /s/ Edward J. Parry III          Director, Vice President, Chief Financial
------------------------          Officer and Treasurer
 Edward J. Parry III

 /s/ Richard M. Reilly            Director, President and
------------------------          Chief Executive Officer
 Richard M. Reilly

 /s/ Robert P. Restrepo, Jr.      Director
------------------------
 Robert P. Restrepo, Jr.


 /s/ Eric A. Simonsen             Director and Vice President
------------------------
 Eric A. Simonsen

 /s/ Phillip E. Soule             Director
------------------------
 Phillip E. Soule

                                   EXHIBIT TABLE

Exhibit 4      Minimum Guaranteed Annuity Payout Rider

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Accountants